SEGMENT INFORMATION (Tables)	12 Months Ended
Mar. 31, 2015
SEGMENT INFORMATION
Schedule of reconciliation of gross profit by segment to consolidated income from operations

	For the years ended March 31,
	2013	2014	2015

Net revenues:
Medical examinations and other medical services	$133,871	$202,304	$285,292
Dental services	—	—	5,489

Total net revenues	133,871	202,304	290,781

Cost of revenues:
Medical examinations and other medical services	71,079	106,405	151,348
Dental services	—	—	3,595

Total cost of revenues	71,079	106,405	154,943

Gross profit:
Medical examinations and other medical services	62,792	95,899	133,944
Dental services	—	—	1,894

Total gross profit	62,792	95,899	135,838

Operating expenses:
Selling and marketing expenses	18,486	28,879	41,059
General and administrative expenses	23,447	32,053	52,331
Research and development expenses	1,270	1,603	1,401

Total operating expenses	43,203	62,535	94,791

Income from operations	$19,589	$33,364	$41,047

Schedule of components of net revenues

	For the years ended March 31,
	2013	2014	2015

Medical examinations	$116,449	$173,903	$244,945
Disease screening	9,240	15,017	19,689
Other services	8,182	13,384	20,658

Medical examinations and other medical services	133,871	202,304	285,292
Dental services	—	—	5,489

Total	$133,871	$202,304	$290,781